U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.     Name and address of issuer:

                    Oppenheimer Strategic Income Fund
                    3410 South Galena Street
                    Denver, CO 80231-5099

2.     Name of each series or class of funds for which this notice is filed:


                    Oppenheimer Strategic Income Fund - Class B

3.     Investment Company Act File Number: 811-5724

       Securities Act File Number: 33-28598

4.     Last day of fiscal year for which this notice is filed: 9/30/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
       issuer's 24f-2 declaration:                                       /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
       beginning of the fiscal year:   -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

                    164,697,430             $784,813,626

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                    164,697,430             $784,813,626

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                    21,799,243              $103,961,398

12.    Calculation of registration fee:

       (i)          Aggregate sale price of securities sold
                    during the fiscal year in reliance on
                    rule 24f-2 (from Item 10):                                          $784,813,626

       (ii)         Aggregate price of shares issued in
                    connection with dividend reinvestment
                    plans (from Item 11, if applicable):                                +$103,961,398
                                                                                        -------------

       (iii)        Aggregate price of shares redeemed or
                    repurchased during the fiscal year
                    (if applicable):                                                    -$320,686,061
                                                                                        -------------
       (iv)         Aggregate price of shares redeemed or
                    repurchased and previously applied as
                    a reduction to filing fees pursuant to
                    rule 24e-2 (if applicable):                                         +  -0-
                                                                                        ------------
       (v)          Net aggregate price of securities sold
                    and issued during the fiscal year in
                    reliance on rule 24f-2 (line (i),  plus
                    line(ii), less line (iii), plus
                    line (iv)) (if applicable):                                         $568,088,963
                                                                                        ------------
       (vi)         Multiplier prescribed by Section 6(b)
                    of the Securities Act of 1933 or
                    other applicable law or regulation (see
                    Instruction C.6):                                                   x 1/3300
                                                                                        --------
       (vii)        Fee due (line (i) or line (v)
                    multiplied by line (vi)):                                           $172,148
                                                                                        --------

Instruction:  Issuers should complete line (ii), (iii), (iv), and (v)
              only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instructions C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of
       Informal and Other Procedures (17 CFR 202.3a).                /X/

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                         November 25, 1996; Fed Wire #4564


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                    Oppenheimer Strategic Income Fund


                             /s/ Robert J. Bishop
                    By:_____________________________________
                      Robert J. Bishop, Assistant Treasurer

Date: 11/22/96


cc:      Allan Adams, Esq.
         Katherine Feld
         Gloria LaFond


sec\230b.24f

                        Myer, Swanson, Adams & Wolf, P.C.
                                ATTORNEYS AT LAW
Rendle Myer            THE COLORADO STATE BANK BUILDING              Of Counsel
Allan B. Adams            1600 BROADWAY - SUITE 1480             Robert Swanson
Robert K. Swanson         DENVER, COLORADO 80202-4915                 ------
Thomas J. Wolf*           TELEPHONE (303) 866-9800                 Fred E. Neef
*Board certified civil    FACSIMILE (303) 866-9818                  (1910-1986)
 trial advocate by the
 National Board of Trial
 Advocacy



                                November 21, 1996



Oppenheimer Strategic Income Fund
3410 South Galena Street
Denver, Colorado 80231

Gentlemen:

In connection with the public offering of the no par value Class A, Class B and Class C shares of beneficial interest in the Oppenheimer Strategic Income Fund, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Trust"), we have examined such records and documents and have made such further investigation and examination as we deem necessary for the purposes of this opinion.

We are advised that during the fiscal period ended September 30, 1996, 144,191,676 Class A shares of beneficial interest, 164,697,430 Class B shares of beneficial interest, and 25,509,533 Class C shares of beneficial interest of the Trust were sold in reliance on the registration of an indefinite number of shares pursuant to Rule 24f-2 of the Investment Company Act of 1940.

It is our opinion that the said shares of beneficial interest of each class of the Trust sold in reliance on Rule 24f-2 of the Investment Company Act of 1940 are legally issued and, subject to the matters mentioned in the next paragraph, fully paid and nonassessable by the Trust.

Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

                                   Sincerely,

                                   MYER, SWANSON, ADAMS & WOLF, P.C.

                                       /s/ Allan B. Adams
                                   By_________________________________
                                            Allan B. Adams